Shareholder Report, Average Annual Return (Details) 199940_Adara Smaller Companies Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Adara Smaller Companies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adara Smaller Companies Fund
Average Annual Return, Percent	29.15%	8.38%	13.71%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	11.80%	14.84%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	26.46%	6.85%	10.55%